Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 7,211	£ 6,935	£ 6,593
Later than one year
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 6,289	£ 6,921